Earnings per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator
Loss of the period assigned to Company’s shareholders	R$ (61,004)	R$ (243,029)	R$ (44,646)
Denominator
Weighted average for number of common shares	41,739,993	41,595,506	32,616,258
Basic loss per share (in reais)	R$ (1.456)	R$ (5.843)	R$ (1.369)
Diluted loss per share (in reais)	R$ (1.456)	R$ (5.843)	R$ (1.369)